Exhibit 99-1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Payment Detail
in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36163T AA1	0.20000%	138,600,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163T AB9	0.64000%	190,000,000.00	45,981,096.49	45,981,096.49	24,523.25	46,005,619.74	0.00
Class A-3	36163T AC7	1.14000%	173,000,000.00	173,000,000.00	173,000,000.00	164,350.00	173,164,350.00	0.00
Class A-4	36163T AD5	1.59000%	77,500,000.00	77,500,000.00	77,500,000.00	102,687.50	77,602,687.50	0.00
Class B	36163T AE3	1.97000%	10,000,000.00	10,000,000.00	10,000,000.00	16,416.67	10,016,416.67	0.00
TOTALS			589,100,000.00	306,481,096.49	306,481,096.49	307,977.42	306,789,073.91	0.00

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36163T AA1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163T AB9	242.0057710	242.0057710	0.1290697	242.1348407	0.0000000
Class A-3	36163T AC7	1000.0000000	1000.0000000	0.9500000	1,000.9500000	0.0000000
Class A-4	36163T AD5	1000.0000000	1000.0000000	1.3250000	1,001.3250000	0.0000000
Class B	36163T AE3	1000.0000000	1000.0000000	1.6416670	1,001.6416670	0.0000000
TOTALS		520.2530920	520.2530920	0.5227931	520.7758851	0.0000000

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.2101654
Servicer Advances	0.0000000
Administration Fees	0.0004244

Authorized Signatory

1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	9,511,233.67

(2)	Interest Payments Received on Loans	1,088,312.73

(3)	Payments Received on Leases	8,622,283.21

(4)	Recoveries	2,250.00

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	339,900,000.00

(6)	Investment Earnings	5,355.51

(7)	Servicer Advances	0.00

(8)	Available Amounts	359,129,435.12

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	359,129,435.12

2

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		359,129,435.12

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	123,808.43
	Total amount due	123,808.43
	Total amount paid	123,808.43
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		123,808.43

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		123,808.43

	Total funds in the Note Distribution Account available for distribution		359,005,626.69

3

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	291,560.75

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	16,416.67

6.	Principal Payments on the Notes
	(i) Class A Note Principal	296,481,096.49
	(ii) Class B Note Principal	10,000,000.00

7.	50% of Excess Spread Amount as Principal on Notes	0.00

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	52,215,777.78

4

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	24,523.25
Interest Due Paid	24,523.25
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	164,350.00
Interest Due Paid	164,350.00
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	102,687.50
Interest Due Paid	102,687.50
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	16,416.67
Interest Due Paid	16,416.67
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	45,981,096.49
Class A-2 Principal Paid	45,981,096.49
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		45,981,096.49

Class A-3 Principal Payment Amount
Class A-3 Principal Due	173,000,000.00
Class A-3 Principal Paid	173,000,000.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		173,000,000.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	77,500,000.00
Class A-4 Principal Paid	77,500,000.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		77,500,000.00

Class B Principal Payment Amount
Class B Principal Due	10,000,000.00
Class B Principal Paid	10,000,000.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		10,000,000.00

6

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		8,631,085.65	11.53%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	690,486,852.08

Required Reserve Account Amount		13,809,737.04	18.44%	2.00%

Opening Reserve Account Balance		13,809,737.04	18.44%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		13,809,737.04	18.44%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		13,809,737.04	18.44%	2.00%

Ending Reserve Account Balance		0.00	0.00%	0.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of           2,152.39   have been deposited into Collections

7

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Collateral Activity

Beginning Aggregate Receivable Value	424,486,052.53	Overcollateralization:
Principal Collections on Loans	9,511,233.67	Ending Aggregate Receivable Value	74,882,724.67
Lease Value Payments	5,586,626.39	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	17,037.35	Ending Overcollateralization Amount	74,882,724.67
Total Repurchased Contracts	334,485,699.75
Adjustments	2,730.70
Ending Aggregate Receivable Balance	74,882,724.67

Residual Realization

Current Month		Cumulative
Book Residual	337,891.14	Book Residual	9,169,773.97
Residual Realization	472,945.23	Residual Realization	10,466,330.50
Residual Realization Percentage	139.97%	Residual Realization Percentage	114.14%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	410	73,683,459.28
31 - 60 Days Past Due	3	580,263.67
61 - 90 Days Past Due	1	200,052.98
91 - 120 Days Past Due	1	116,894.66
121 - 150 Days Past Due	3	302,054.08
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	418	74,882,724.67

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	1,890,392.00	17,041.12	1,907,433.12	0.2762%

Charge-offs	946,433.17	13,275.82	959,708.99	0.1390%

Recoveries	13,941.50	2,250.00	16,191.50	0.0023%

8

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Historical Detail

Aging Summary

Payment		31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

	3		1		1		3		0		0		8
03/22/2016
		580,263.67		200,052.98		116,894.66		302,054.08		0.00		0.00		1,199,265.39

	18		17		1		4		1		0		41
02/22/2016
		581,457.21		1,145,944.53		47,771.83		624,341.44		17,041.12		0.00		2,416,556.13

	35		3		2		5		1		0		46
01/22/2016
		1,703,890.70		119,994.71		366,701.04		498,159.25		50,412.15		0.00		2,739,157.85

	31		2		5		2		1		0		41
12/22/2015
		1,393,587.62		68,752.18		521,621.68		2,151,081.34		49,800.47		0.00		4,184,843.29

	20		6		2		1		1		2		32
11/23/2015
		1,159,103.42		587,507.85		2,166,374.32		49,800.47		16,773.46		408,005.52		4,387,565.04

	24		0		4		2		0		2		32
10/22/2015
		1,609,912.05		0.00		2,227,566.15		44,920.84		0.00		408,005.52		4,290,404.56

	10		9		3		0		2		2		26
09/22/2015
		408,965.70		3,173,783.05		82,417.64		0.00		408,005.52		493,684.20		4,566,856.11

	18		3		0		2		2		1		26
08/24/2015
		882,822.20		81,717.06		0.00		408,005.52		493,684.20		29,421.55		1,895,650.53

	11		2		1		2		0		1		17
07/22/2015
		843,075.81		123,633.29		382,131.22		493,684.20		0.00		29,421.55		1,871,946.07

	21		2		9		1		0		2		35
06/22/2015
		916,717.45		437,511.55		882,590.59		22,428.73		0.00		100,586.69		2,359,835.01

	21		7		1		0		0		2		31
05/22/2015
		1,692,228.79		1,079,083.91		22,428.73		0.00		0.00		100,586.69		2,894,328.12

	27		3		0		0		2		0		32
04/22/2015
		2,056,432.48		130,502.38		0.00		0.00		100,586.69		0.00		2,287,521.55

9

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Historical Detail

Performance Data

Payment	Defaulted	Charge-offs	Recoveries	Repurchased	Aggregate	Ending	Lifetime
Date	Receivables			Amounts	Receivable Value	Overcollateralization	CPR

03/22/2016	1,907,433.12	959,708.99	16,191.50	5,556,629.21	74,882,724.67	74,882,724.67	7.64%

02/22/2016	1,890,392.00	946,433.17	13,941.50	5,556,629.21	424,486,052.53	118,004,956.04	7.40%

01/22/2016	1,788,268.79	887,051.33	2,000.00	5,556,629.21	436,436,697.92	117,277,051.24	7.70%

12/22/2015	1,697,964.77	832,885.82	2,000.00	5,556,629.21	458,867,018.82	116,693,425.53	6.49%

11/23/2015	1,250,020.08	390,277.00	1,000.00	5,556,629.21	470,923,533.63	115,960,901.74	6.76%

10/22/2015	1,230,088.58	382,388.30	1,000.00	5,556,629.21	484,146,387.04	115,134,702.64	7.02%

09/22/2015	736,110.29	294,427.05	0.00	5,556,629.21	498,049,712.04	114,322,552.87	7.11%

08/24/2015	654,505.69	301,380.08	0.00	5,556,629.21	511,107,732.99	113,459,761.44	7.38%

07/22/2015	654,505.69	301,380.08	0.00	5,556,629.21	527,058,003.63	112,553,552.19	7.24%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2014	V3699538002	285,967.22

	09/30/2014	V8449250006	182,177.75

	09/30/2014	V9740753001	209,215.99

	09/30/2014	V9748582001	225,724.90

	09/30/2014	V9754383001	203,728.32

	10/31/2014	V8756010005	879,842.97

	10/31/2014	V8756010006	3,507,823.94

	10/31/2014	V9762773001	48,318.88

	05/31/2015	V9740145001	13,829.24

Cumulative Repurchase Amount			5,556,629.21

11

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	04/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	3,867,219.72
Obligor 2	2,807,582.54
Obligor 3	2,573,351.81
Obligor 4	2,558,496.89
Obligor 5	2,250,946.38
Obligor 6	2,004,300.25
Obligor 7	1,885,106.98
Obligor 8	1,506,576.18
Obligor 9	1,393,898.40
Obligor 10	1,326,906.25
Obligor 11	1,246,375.58
Obligor 12	1,244,494.95
Obligor 13	1,216,422.72
Obligor 14	1,048,932.87
Obligor 15	957,920.69
Obligor 16	957,916.00
Obligor 17	955,180.26
Obligor 18	934,324.77
Obligor 19	921,016.98
Obligor 20	914,102.73

12

Aging Summary By Asset Type
GE Equipment Mid Ticket, L.L.C., Series 2014-1
March 22, 2016

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	71,258,631.61	385	95.16%
1 to 30 Past Due	2,424,827.67	25	3.24%
31 to 60 Past Due	580,263.67	3	0.77%
61 to 90 Days Delinquent	200,052.98	1	0.27%
91 to 120 Days Delinquent	116,894.66	1	0.16%
121 to 150 Days Delinquent	302,054.08	3	0.40%
151 to 180 Days Delinquent	-	-	0.00%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	3/28/2016

Loss & Recovery Detail
GE Equipment Mid Ticket, L.L.C., Series 2014-1
March 22, 2016

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	1,005,829.73	27
Net Charge Offs	959,708.99	27
Recoveries	16,191.50	3
Net Loss	943,517.49	27
Defaulted Receivable Balance	1,907,433.12	29

Current Period:
Gross Charge Offs	17,037.35	1
Net Charge Offs	13,275.82	1
Recoveries	2,250.00	1
Defaulted Receivable Balance	17,041.12	1

Average Aggregate Receivable Value:	516,963,844.38	4,485
Aggregate Net Loss Ratio:	0.18%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Charge off	35,922.49	54.62%
Average Net Charge Off	34,275.32	52.11%
Average Recovery	578.27	0.88%
Average Net Loss	33,697.05	51.23%

Average Receivable Value at the time of Loss or Default	65,773.56

Asset Loss and Recovery Detail	Page 2 of 3	3/28/2016

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	3/28/2016